Significant Accounting Policies (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Accounts Receivable, Trade
Provision for doubtful accounts	$ 0	$ 0
Impairment of Long-Lived Assets
Historical blended average year for calculating undiscounted projected net operating cash flows	10 years
Term for time charter rates	1 year
Impairment loss	$ 0
Vessel Depreciation
Estimated useful life	25 years
REVENUES:
Gain on bunkers	$ 63,000	$ 330,454	$ (287,352)	$ (229,481)
Segmental Reporting
Number of reportable segment | segment	1
Share Based Payments
Compensation cost	$ 0
Financial Instruments, credit losses
Credit losses	$ 0